UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period May 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 73.3%
Aerospace Products & Services: 5.0%
448,300	BE Aerospace, Inc.	$21,357,012

Computer & Electronic Products: 5.8%
128,550	Apple, Inc.	12,837,003
178,200	Skyworks Solutions, Inc.	11,896,632
		24,733,635
Credit Intermediation: 15.8%
963,606	EverBank Financial Corp.	14,762,444
652,650	Financial Engines, Inc. [1]	18,039,246
1,220,100	Kearny Financial Corp.	15,971,109
230,110	Visa, Inc.	18,164,883
		66,937,682
Electrical Equipment & Appliance Manufacturing: 5.6%
1,065,731	TASER International, Inc. *, 1, 2	23,840,402

Food Manufacturing: 3.3%
737,754	Flowers Foods, Inc.	13,832,888

Furniture Manufacturing: 3.6%
307,916	Leggett & Platt, Inc.	15,475,858

Machinery: 3.2%
1,022,600	3D Systems Corp. *, 1	13,692,614

Merchant Wholesalers & Durable Goods: 3.3%
418,900	LKQ Corp. *	13,853,023

Oil & Gas Extraction: 6.3%
347,950	Gulfport Energy Corp. *	10,695,983
478,313	Oceaneering International, Inc.	15,813,028
		26,509,011
Professional, Scientific & Technical Services: 8.0%
1,264,179	EPIQ Systems, Inc. [2,3]	19,253,446
708,279	Luminex Corp. *, 2, 3	14,583,465
		33,836,911
Rail Transportation: 1.5%
104,000	Genesee & Wyoming, Inc. *	6,247,280

Real Estate: 4.1%
159,666	The Howard Hughes Corp. *	17,445,107

Retail: 4.6%
501,600	Sotheby’s [1]	14,997,840
335,170	Tailored Brands, Inc.	4,621,994
		19,619,834
Sporting & Recreation Goods: 3.2%
149,547	Pool Corp.	13,694,019

TOTAL COMMON STOCKS
(Cost $334,043,721)		311,075,276

Principal Amount
CORPORATE BONDS: 24.5%
Air Transportation: 0.3%
	PHI, Inc.,
	5.250%,
$ 1,552,000	3/15/19	1,400,680

Commercial Finance: 0.1%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	511,079

Computer & Electronic Products: 1.9%
	Dell Computer Corp.,
	7.100%,
5,000,000	4/15/28	4,680,500
	Hewlett-Packard Co.,
	3.750%,
321,000	12/01/20	337,480
	Texas Instruments, Inc.,
	1.000%,
3,250,000	5/01/18	3,237,175
		8,255,155
Credit Intermediation: 4.8%
	BB&T Corp.,
	4.900%,
1,000,000	6/30/17	1,037,909
	Capital One N.A.,
	1.500%,
4,085,000	3/22/18	4,063,926
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,587,922
	Ford Motor Credit Co., LLC,
	1.684%,
1,000,000	9/08/17	1,001,489
	Royal Bank of Canada,
	1.500%,
2,000,000	1/16/18	2,003,992
	Whitney National Bank,
	5.875%,
2,650,000	4/01/17	2,722,936
		20,418,174

Food Manufacturing: 3.1%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/02/22	6,069,833
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/01/22	6,688,264
	Kraft Foods Group, Inc.,
	5.375%,
523,000	2/10/20	582,600
		13,340,697
Furniture Manufacturing: 0.2%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	989,671

Machinery Manufacturing: 0.3%
	Cummins, Inc.,
	3.650%,
1,200,000	10/01/23	1,280,087

Motion Picture & Entertainment: 1.2%
	Viacom, Inc.,
	3.500%,
500,000	4/01/17	508,039
	2.500%,
250,000	9/01/18	252,950
	3.250%,
4,395,000	3/15/23	4,254,769
		5,015,758

Oil & Gas: 3.6%
	Phillips 66,
	4.300%,
10,000,000	4/01/22	10,726,130
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/23 [1]	4,350,000
		15,076,130
Professional, Scientific & Technical Services: 1.2%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,185,494

Publishing Industries: 2.5%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,441,770

Rail Transportation: 1.3%
	Norfolk Southern Corp.,
	3.000%,
5,415,000	4/01/22	5,572,463

Securities & Financial Services: 0.1%
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18	279,022

Telecommunications: 0.8%
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18	2,272,698
	4.375%,
1,000,000	3/16/21	1,080,977
		3,353,675
Utilities: 2.3%
	Duke Energy Corp.,
	2.150%,
2,800,000	11/15/16	2,816,100
	Southern Co.,
	2.450%,
6,600,000	9/01/18	6,723,209
		9,539,309

Water Transportation: 0.8%
	Carnival Corp.,
	3.950%,
3,000,000	10/15/20	3,201,708

TOTAL CORPORATE BONDS
(Cost $103,507,122)		103,860,872

Shares
SHORT-TERM INVESTMENTS: 2.0%
Money Market Funds: 2.0%
8,368,448	Federated Treasury Obligation Fund - Trust Shares, 0.010% [4]	8,368,448

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,368,448)		8,368,448

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 12.0%
51,041,956	First American Prime Obligations Fund - Class Z, 0.210% [4]	51,041,956

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $51,041,956)		51,041,956

TOTAL INVESTMENTS IN SECURITIES: 111.8%
(Cost $496,961,247)		474,346,552
Liabilities in Excess of Other Assets: (11.8)%		(50,242,387)
TOTAL NET ASSETS: 100.0%		$424,104,165

*	Non-income producing security
[1]	This security or a portion of this security was out on loan as of May 31, 2016. Total loaned securities had a market value of $50,296,323 or 11.9% of net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance at August 31, 2015	Purchases	Sales	Share Balance at May 31, 2016	Realized Gain (Loss)	Dividend Income	Value at May 31, 2016	Acquisition Cost
EPIQ Systems, Inc.	1,246,179	-	-	1,246,179	$ -	$ 455,104	$ 19,253,446	$ 16,287,188
Everbank Financial Corp.*	1,514,171	-	550,565	963,606	(1,940,878)	222,753	14,762,444	18,227,161
Financial Engines, Inc.*	652,650	-	-	652,650	-	137,057	18,039,246	25,481,695
Kearny Financial Corp.*	1,220,100	-	-	1,220,100	-	97,608	15,971,109	13,041,893
Luminex Corp.	1,408,444	-	700,165	708,279	1,989,249	-	14,583,465	12,930,307
Pool Corp.*	393,547	-	244,000	149,547	6,232,156	152,815	13,694,019	8,620,233
Sanchez Energy Corp.*	920,428	-	920,428	-	(17,448,646)	-	-	-
TASER International	-	1,065,731	-	1,065,731	-	-	23,840,402	23,431,706

*This security was considered an affiliate during the period but is no longer an affiliate at May 31, 2016.

[3]	A portion of this security is illiquid. As of May 31, 2016, the total market value of illiquid securities was $33,836,911 or 8.0% of net assets.
[4]	Seven-day yield as of May 31, 2016

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of May 31, 2016:
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$ 51,041,956	$ -	$ 51,041,956	$ 51,041,956	$ -	$ -

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows+:

Cost of investments	$496,961,247
Gross unrealized appreciation	39,950,255
Gross unrealized depreciation	(68,228,384)
Net unrealized depreciation	$(28,278,129)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Balanced Fund’s (the “Fund”) previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$311,075,276	$-	$-	$311,075,276
Corporate Bonds	-	103,860,872	-	103,860,872
Short-Term Investments	8,368,448	-	-	8,368,448
Investments Purchased with Cash Proceeds from Securities Lending	51,041,956	-	-	51,041,956
Total Investments in Securities	$370,485,680	$103,860,872	$-	$474,346,552

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of May 31, 2016.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 92.3%
Aerospace Products & Services: 4.9%
35,600	BE Aerospace, Inc.	$1,695,984

Computer & Electronic Products: 8.3%
13,345	Apple, Inc.	1,332,632
23,200	Skyworks Solutions, Inc.	1,548,832
		2,881,464
Credit Intermediation: 16.5%
100,800	EverBank Financial Corp.	1,544,256
53,550	Financial Engines, Inc. [1]	1,480,122
94,900	Kearny Financial Corp.	1,242,241
18,580	Visa, Inc.	1,466,705
		5,733,324
Electrical Equipment & Appliance Manufacturing: 5.5%
85,500	TASER International, Inc. *, 2	1,912,635

Food Manufacturing: 3.6%
66,200	Flowers Foods, Inc.	1,241,250

Furniture Manufacturing: 4.3%
29,700	Leggett & Platt, Inc.	1,492,722

Machinery: 4.5%
116,016	3D Systems Corp. *, 1	1,553,454

Merchant Wholesalers & Durable Goods: 5.1%
54,100	LKQ Corp. *	1,789,087

Oil & Gas Extraction: 6.3%
31,050	Gulfport Energy Corp. *	954,477
37,300	Oceaneering International, Inc.	1,233,138
		2,187,615
Professional, Scientific & Technical Services: 12.5%
87,000	EPIQ Systems, Inc. [2,3]	1,325,010
100,500	Luminex Corp. *, 2, 3	2,069,295
34,000	2U, Inc. *, 1	946,560
		4,340,865
Rail Transportation: 4.6%
27,000	Genesee & Wyoming, Inc. *	1,621,890

Real Estate: 4.4%
14,230	The Howard Hughes Corp. *	1,554,770

Retail: 7.3%
49,300	Sotheby’s	1,474,070
77,950	Tailored Brands, Inc.	1,074,931
		2,549,001
Sporting & Recreation Goods: 4.5%
17,300	Pool Corp.	1,584,161

TOTAL COMMON STOCKS
(Cost $35,174,355)		32,138,222

SHORT-TERM INVESTMENTS: 7.7%
Money Market Funds: 7.7%
995,486	Federated Treasury Obligation Fund - Trust Shares, 0.010% [4]	995,486
981,189	Fidelity Money Market Portfolio - Select Class, 0.290% [4]	981,189
718,352	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.23%% [4]	718,352
		2,695,027
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,695,027)		2,695,027

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 8.7%
3,031,676	First American Prime Obligations Fund - Class Z, 0.210% [4]	3,031,676

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $3,031,676)		3,031,676

TOTAL INVESTMENTS IN SECURITIES: 108.7%
(Cost $40,901,058)		37,864,925
Liabilities in Excess of Other Assets: (8.7)%		(3,037,763)
TOTAL NET ASSETS: 100.0%		$34,827,162

*	Non-income producing security
[1]	This security or a portion of this security was out on loan as of May 31, 2016. Total loaned securities had a market value of $2,985,443 or 8.6% of net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance at August 31, 2015	Purchases	Sales	Share Balance at May 31, 2016	Realized Gain (Loss)	Dividend Income	Value at May 31, 2016	Acquisition Cost
EPIQ Systems, Inc.	87,000	-	-	87,000	$ -	$ 31,320	$ 1,325,010	$ 1,132,425
EverBank Financial Corp.*	100,800	-	-	100,800	-	18,144	1,544,256	1,957,578
Financial Engines, Inc.*	53,550	-	-	53,550	-	11,246	1,480,122	2,050,791
Kearny Financial Corp.*	94,900	-	-	94,900	-	7,592	1,242,241	1,014,405
Luminex Corp.	100,500	-	-	100,500	-	-	2,069,295	1,933,318
Pool Corp.*	28,400	-	11,100	17,300	324,879	17,245	1,584,161	962,836
Sanchez Energy Corp. *	113,500	-	113,500	-	(2,126,602)	-	-	-
TASER International	-	85,500	-	85,500	-	-	1,912,635	1,891,152

*This security was considered an affiliate during the period but is no longer an affiliate at May 31, 2016.

[3]	A portion of this security is illiquid. As of May 31, 2016, the total market value of illiquid securities was $3,394,305 or 9.7% of net assets.
[4]	Seven-day yield as of May 31, 2016

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of May 31, 2016:
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$ 3,031,676	$ -	$ 3,031,676	$ 3,031,676	$ -	$ -

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows+:
Cost of investments	$40,901,058
Gross unrealized appreciation	3,631,756
Gross unrealized depreciation	(6,667,889)
Net unrealized depreciation	$(3,036,133)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Equity Fund’s (the “Fund”) previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,138,222	$-	$-	$32,138,222
Short-Term Investments	2,695,027	-	-	2,695,027
Investments Purchased with Cash Proceeds from Securities Lending	3,031,676	-	-	3,031,676
Total Investments in Securities	$37,864,925	$-	$-	$37,864,925

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of May 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date              7/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date              7/14/2016

By (Signature and Title)*           /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer / Principal Financial Officer

Date              7/26/2016
* Print the name and title of each signing officer under his or her signature.